Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 4,375,972	$ 1,257,058
Restricted cash	828,955	894,499
Trade accounts receivable, net	2,236,210	593,787
Other receivables	341,952	644,062
Prepaid expenses	147,789	72,520
Due from related companies	5,967,444	3,706,259
Inventories	566,947	452,191
Total current assets	14,465,269	7,620,376
Long-term assets
Vessels, net	110,637,462	81,979,636
Advances for vessel under construction		5,051,211
Restricted cash	2,550,000	2,750,000
Derivatives	55,030	51,453
Total assets	127,707,761	97,452,676
Current liabilities
Long-term bank loans, current portion	6,930,655	7,967,267
Trade accounts payable	690,653	346,968
Accrued expenses	1,166,209	1,037,027
Deferred revenues	196,231	289,738
Total current liabilities	8,983,748	9,641,000
Long-term liabilities
Long-term bank loans, net of current portion	56,428,100	30,364,035
Due to former Parent Company		24,585,518
Total long-term liabilities	56,428,100	54,949,553
Total liabilities	65,411,848	64,590,553
Commitments and contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 shares authorized, 0 and 19,608 issued and outstanding, respectively)	18,757,358
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 0 and 2,279,920 issued and outstanding)	22,799
Former Parent Company investment		42,518,895
Additional paid-in capital	52,618,022
Accumulated deficit	(9,102,266)	(9,656,772)
Total shareholders’ equity	43,538,555	32,862,123
Total liabilities, mezzanine equity and shareholders’ equity	$ 127,707,761	$ 97,452,676